Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of financial liabilities [line items]
Borrowings	$ 184.0	[1]	$ 339.2
2026 [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	136.3
Share-based compensation accrual	18.7
Total	155.0
2027 [member]
Disclosure of financial liabilities [line items]
Borrowings	9.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	9.0
2028 [Member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	1.2
Total	1.2
2029 [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
2030 [Member]
Disclosure of financial liabilities [line items]
Borrowings	175.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	175.0
Thereafter [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	$ 0.0

[1]	The 2027 figure includes our syndicated credit facility which has a term-out date of May 2027. The 2030 figure includes our senior unsecured notes due in December 2030. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.